Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments
Derivative Financial Instruments

26. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	As of
	December 31,
	2018	2019
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	15,188	18
Forward foreign exchange contracts	—	389
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	—	3,594
Total	15,188	4,001
Derivative financial instruments, current assets	6,222	429
Derivative financial instruments, non-current assets	8,966	3,572
Total	15,188	4,001

The fair value of the derivative liabilities is as follows:

	As of
	December 31,
	2018	2019
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,196	49,891
Forward foreign exchange contracts	1,467	41
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	1,429	—
Total	12,092	49,932
Derivative financial instruments, current liability	2,091	8,095
Derivative financial instruments, non-current liability	10,001	41,837
Total	12,092	49,932

Interest rate swap agreements

The Group enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Group’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the bank counterparty effects quarterly floating-rate payments to the Group for the notional amount based on the U.S. dollar LIBOR, and the Group effects quarterly payments to the bank on the notional amount at the respective fixed rates.

Interest rate swaps designated as cash flow hedging instruments

As of December 31, 2018 and 2019, there are no interest rate swaps designated as cash flow hedging instruments for accounting purposes.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading were as follows:

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2018	2019
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB Bank ASA (“DNB”)	July 2016	July 2016	January 2019	1.784%	73,333	N/A
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC Bank plc (“HSBC”)	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog	Nordea Bank Finland (“Nordea”)	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog	Skandinavinska Enskilda Banken AB (“SEB”)	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%	100,000	100,000
GasLog	Nordea	Feb 2017	Feb 2017	Mar 2022	2.0145%	100,000	100,000
GasLog	ABN Amro Bank NV (“ABN”)	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog (1)	Nordea	May 2018	July 2020	July 2026	3.070%	N/A	N/A
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog (1)	SEB	May 2018	July 2020	July 2024	3.025%	N/A	N/A
GasLog	SEB	May 2018	Apr 2018	July 2025	2.300%	50,000	50,000
GasLog (1)	DNB	May 2018	July 2020	July 2024	3.056%	N/A	N/A
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	Apr 2018	July 2024	2.475%	33,333	33,333
GasLog	HSBC	May 2018	Apr 2018	July 2025	2.550%	33,333	33,333
GasLog (1)	Citibank Europe Plc. (“CITI”)	May 2018	July 2020	July 2024	3.082%	N/A	N/A
GasLog (1)	CITI	May 2018	July 2021	July 2025	3.095%	N/A	N/A
GasLog	SEB	December 2018	October 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	December 2018	October 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	December 2018	January 2019	July 2025	2.685%	N/A	73,333
GasLog (2)	SEB	December 2018	July 2020	July 2024	2.958%	N/A	N/A
GasLog (2)	Nordea	December 2018	July 2020	July 2024	2.937%	N/A	N/A
GasLog (2)	DNB	December 2018	April 2020	April 2025	2.979%	N/A	N/A
					Total	1,170,000	1,170,000
(1)

In May 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $250,000, with effective dates in July 2020 and July 2021, maturing between 2024 and 2026.

(2)

In December 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $210,000, with effective dates in April and July 2020, maturing between 2024 and 2025.

The derivative instruments listed above were not designated as cash flow hedging instruments. The change in the fair value of these contracts for the year ended December 31, 2019 amounted to a net loss of $55,865 (December 31, 2018: $4,333 net loss, December 31, 2017: $8,529 net gain), which was recognized against profit or loss in the period incurred and is included in (Loss)/gain on derivatives. During the year ended December 31, 2019, the net loss of $55,865 derived from changes in the LIBOR curve.

Cross currency swap agreements

The Group entered into CCSs which converted the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a fixed interest rate and principal on maturity with respect to the NOK 2021 Bonds and maintains CCSs which convert the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a floating interest rate and principal on maturity with respect to NOK 2024 Bonds, in order to hedge the Group’s exposure to fluctuations deriving from Norwegian Krone (“NOK”).

The CCSs are designated as cash flow hedging instruments for accounting purposes.

The principal terms of the CCSs designated as cash flow hedging instruments were as follows:

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2018	2019
GasLog(1)	DNB	June 2016	June 2016	Dec 2019	8.59%	30,050	—
GasLog(1)	SEB	June 2016	June 2016	Dec 2019	8.59%	30,050	—
GasLog(1)	Nordea	June 2016	June 2016	Dec 2019	8.59%	30,050	—
GasLog(2)	DNB	Nov 2019	Nov 2019	Nov 2024	floating	—	32,850
GasLog(2)	SEB	Nov 2019	Nov 2019	Nov 2024	floating	—	32,850
GasLog(2)	Nordea	Nov 2019	Nov 2019	Nov 2024	floating	—	32,850
					Total	90,150	98,550
(1)

On November 27, 2019, the Group decreased the notional amount of the three CCSs by paying their fair value on that date. On December 23, 2019, the Group terminated these CCSs while their fair value was paid on January 31, 2020 together with the NOK 2021 Bonds final repayment. The cumulative loss of $697 from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2019.

(2)

On November 27, 2019, in conjunction with the issuance of the NOK 2024 Bonds, the Group entered into these CCSs to exchange interest payments and principal on maturity on the same terms as the NOK 2024 Bonds.

For the year ended December 31, 2019, the effective portion of changes in the fair value of CCSs amounting to a loss of $3,215 has been recognized in Other comprehensive income (December 31, 2018: $5,543 loss, December 31, 2017: $7,291 gain). For the year ended December 31, 2019, a loss of $607 was recycled to profit or loss representing the realized loss on CCSs in relation to the interest expenses component of the hedge (December 31, 2018: $454 loss, December 31, 2017: $398 loss). Additionally, for the year ended December 31, 2019, a loss of $325 was recognized in Other comprehensive income in relation to the retranslation of the NOK 2021 Bonds in U.S. dollars as of December 31, 2019 (December 31, 2018: $4,831 gain, December 31, 2017: $5,022 loss).

Forward foreign exchange contracts

The Group uses forward foreign exchange contracts to mitigate foreign exchange transaction exposures in British Pounds Sterling (“GBP”), Euros (“EUR”), Singapore dollars (“SGD”) and Japanese Yen (“JPY”). Under these forward foreign exchange contracts, the bank counterparty will effect fixed payments in GBP or EUR or SGD or JPY to the Group and the Group will effect fixed payments in USD to the bank counterparty on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

The principal terms of the forward foreign exchange contracts held for trading are as follows:

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/GBP)	(in thousands)
GasLog	ABN	August 2019	1	January 2020	1.2206	£500
GasLog	ABN	August 2019	1	February 2020	1.2219	£500
GasLog	ABN	August 2019	1	March 2020	1.2231	£500
GasLog	ABN	August 2019	1	April 2020	1.2246	£500
GasLog	ABN	August 2019	1	May 2020	1.2257	£500
GasLog	ABN	August 2019	1	June 2020	1.2272	£500
					Total	£3,000

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/EUR)	(in thousands)
GasLog	SEB	August 2019	1	January 2020	1.1235	€3,000
GasLog	SEB	August 2019	1	February 2020	1.1260	€3,000
GasLog	SEB	August 2019	1	March 2020	1.1283	€3,000
GasLog	Citibank	August 2019	1	April 2020	1.1311	€1,000
GasLog	Citibank	August 2019	1	May 2020	1.1333	€1,000
GasLog	Citibank	August 2019	1	June 2020	1.1358	€1,000
GasLog	ABN	November 2019	1	January 2020	1.1220	€1,000
GasLog	ABN	November 2019	1	February 2020	1.1241	€1,000
GasLog	ABN	November 2019	1	March 2020	1.1262	€1,000
GasLog	ABN	November 2019	1	April 2020	1.1283	€1,000
GasLog	ABN	November 2019	1	May 2020	1.1305	€1,000
GasLog	ABN	November 2019	1	June 2020	1.1326	€1,000
GasLog	ABN	November 2019	1	July 2020	1.1347	€1,000
GasLog	ABN	November 2019	1	August 2020	1.1367	€1,000
GasLog	ABN	November 2019	1	September 2020	1.1389	€1,000
GasLog	ABN	November 2019	1	October 2020	1.1410	€1,000
GasLog	ABN	November 2019	1	November 2020	1.1431	€1,000
GasLog	ABN	November 2019	1	December 2020	1.1452	€1,000
GasLog	Citibank	November 2019	1	January 2020	1.1215	€1,000
GasLog	Citibank	November 2019	1	February 2020	1.1236	€1,000
GasLog	Citibank	November 2019	1	March 2020	1.1258	€1,000
GasLog	Citibank	November 2019	1	April 2020	1.1279	€1,000
GasLog	Citibank	November 2019	1	May 2020	1.1300	€1,000
GasLog	Citibank	November 2019	1	June 2020	1.1321	€1,000
GasLog	Citibank	November 2019	1	July 2020	1.1341	€1,000
GasLog	Citibank	November 2019	1	August 2020	1.1362	€1,000
GasLog	Citibank	November 2019	1	September 2020	1.1383	€1,000
GasLog	Citibank	November 2019	1	October 2020	1.1403	€1,000
GasLog	Citibank	November 2019	1	November 2020	1.1425	€1,000
GasLog	Citibank	November 2019	1	December 2020	1.1444	€1,000
GasLog	HSBC	November 2019	1	September 2020	1.1348	€1,000
GasLog	HSBC	November 2019	1	October 2020	1.1366	€1,000
GasLog	HSBC	November 2019	1	November 2020	1.1391	€1,000
GasLog	HSBC	November 2019	1	December 2020	1.1410	€1,000
GasLog	SEB	November 2019	1	September 2020	1.1357	€1,000
GasLog	SEB	November 2019	1	October 2020	1.1377	€1,000
GasLog	SEB	November 2019	1	November 2020	1.1399	€1,000
GasLog	SEB	November 2019	1	December 2020	1.1419	€1,000
GasLog	OCBC	November 2019	5	April-August 2020	1.1305	€10,000
					Total	€54,000

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/SGD)	(in thousands)
GasLog	OCBC	November 2019	9	January-September 2020	1.3524	S$	4,500
					Total	S$	4,500

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/JPY)	(in thousands)
GasLog	Citibank	December 2019	1	November 2020	107.3409	JP¥	29,397
					Total	JP¥	29,397

The derivative instruments listed above were not designated as cash flow hedging instruments as of December 31, 2019. The change in the fair value of these contracts for the year ended December 31, 2019 amounted to a net gain of $1,815 (for the year ended December 31, 2018: $3,589 net loss, December 31, 2017: $2,041 net gain), which was recognized against profit or loss in the year incurred and is included in Loss on derivatives.

An analysis of Gain/(loss) on derivatives is as follows:

	For the year ended
	December 31,
	2017	2018	2019
Unrealized gain/(loss) on derivative financial instruments held for trading	10,570	(7,922)	(54,050)
Realized (loss)/gain on interest rate swaps held for trading	(7,842)	1,893	3,164
Realized gain/(loss) on forward foreign exchange contracts held for trading	3,730	241	(3,707)
Recycled loss of cash flow hedges reclassified to profit or loss	(4,368)	—	(697)
Ineffective portion of cash flow hedges	(65)	(289)	(151)
Total	2,025	(6,077)	(55,441)

Fair value measurements

The fair value of the Group’s financial assets and liabilities approximate to their carrying amounts at the reporting date.

The fair value of the interest rate swaps at the end of reporting period was determined by discounting the future cash flows using the interest rate yield curves at the end of reporting period and the credit risk inherent in the contract. The fair value of the CCSs at the end of the reporting period was determined by discounting the future cash flows that are estimated based on forward exchange rates and contract forward rates, discounted at a rate that reflects the credit risk of the counterparties. The Group uses its judgment to make assumptions that are primarily based on market conditions for the estimation of the counterparty risk and the Group’s own risk that are considered for the calculation of the fair value of the interest rate and CCSs. The interest rate swaps, the forward foreign exchange contracts and the CCSs meet Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. There were no financial instruments in Levels 1 or 3 and no transfers between Levels 1,  2 or 3 during the periods presented. The definitions of the levels provided by IFRS 13 are based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
•

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).